Income taxes - Schedule of Income Tax Paid By Individual Jurisdiction (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Paid, by Individual Jurisdiction [Abstract]
PRC	¥ 0
Non-PRC	950
Total cash paid for income taxes	¥ 950	$ 136	¥ 0	¥ 0